Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9. Commitments and Contingencies
Leases
The Company is currently party to a short-term lease for its U.S headquarters, which currently expires in November 2024, and a short-term lease with TDL for its London offices, which currently expires in July 2025. The Company is not party to any material lease agreements.
For each of the three months ended June 30, 2024 and 2023, the Company incurred lease costs of less than $0.1 million. For the six months ended June 30, 2024 and 2023, the Company incurred leases costs of approximately $0.2 million and $0.1 million, respectively.
Employee Benefit Plans
The Company adopted an employee benefit plan under Section 401(k) of the Internal Revenue Code for its U.S.-based employees. The plan allows employees to make contributions up to a specified percentage of their compensation. Under the plan, the Company matches 100% of employees’ contributions up to 5% of the annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.
The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.
During each of the three and six months ended June 30, 2024 and 2023, the Company charged less than $0.1 million to operating expenses related to the Company’s contributions to employee benefit plans.

Note 8. Commitments and Contingencies
Leases
The Company currently leases office space for its U.S headquarters on a month-to-month
basis and is party to a short-term lease with TDL for its London offices, which expires in August 2024. The Company is not party to any material lease agreements.
For each of the years ended December 31, 2023 and 2022, the Company incurred rent expense of approximately $0.2 million.
Employee Benefit Plans
The Company adopted an employee benefit plan under Section 401(k) of the Internal Revenue Code for its U.S.-based employees. The plan allows employees to make contributions up to a specified percentage of their compensation. Under the plan, the Company matches 100% of employees’ contributions up to 5% of annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.
The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.
During each of the years ended December 31, 2023 and 2022, the Company charged approximately $0.2 million to operating expenses related to the Company’s contributions to employee benefit plans.